United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

_Federated World Investment Series, Inc._

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated International High Income Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCK – 0.0%
		Cable & Wireless Television – 0.0%
2,500	[1]	Satelites Mexicanos SA, Class INS (IDENTIFIED COST $927,252)	50,000
		Corporate Bonds – 24.3%
		Banking – 2.5%
$800,000	[2,3]	Banco Cruzeiro Do Sul SA, Sr. Unsecd. Note, Series 144A, 8.50%, 2/20/2015	796,000
500,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	437,500
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,447,500
		TOTAL	2,681,000
		Broadcast Radio & TV – 2.3%
2,000,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,386,760
		Cable & Wireless Television – 1.4%
500,000	[2,3]	Net Servicos de Comunicacao SA, Company Guarantee, Series 144A, 7.50%, 1/27/2020	513,750
1,453,125		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	908,203
		TOTAL	1,421,953
		Conglomerate – 1.4%
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,492,500
		Construction & Engineering – 1.4%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,515,000
		Container & Glass Products – 1.4%
1,300,000	[4]	Vitro SA, Note, 11.75%, 11/1/2013	594,750
2,000,000	[4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	915,000
		TOTAL	1,509,750
		Materials – 1.4%
1,400,000	[2,3]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	1,428,000
		Metals & Mining – 3.7%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,145,100
1,750,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,777,927
		TOTAL	3,923,027
		Oil & Gas – 5.5%
700,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	773,500
2,960,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	3,322,600
1,000,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	917,500
800,000	[2,3]	TNK-BP Finance SA, Company Guarantee, Series 144A, 7.25%, 2/2/2020	798,000
		TOTAL	5,811,600
		Telecommunications & Cellular – 2.3%
1,400,000	[2,3]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	1,337,000
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,092,650
		TOTAL	2,429,650
		Utilities – 1.0%
1,000,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,100,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,068,278)	25,699,240
		Floating Rate Loan – 0.6%
600,000	[5]	Carolbrl, 4.002%, 9/30/2010 (IDENTIFIED COST $589,555)	598,500
1

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		Governments/Agencies – 67.1%
		Sovereign – 67.1%
$1,060,000		Argentina, Government of, 12.00%, 6/19/2031	450,500
14,655,866		Argentina, Government of, Note, 8.28%, 12/31/2033	9,562,952
7,400,000		Brazil, Government of, 6.00%, 8/15/2010	7,819,202
2,900,000		Brazil, Government of, Note, 10.00%, 1/1/2017	1,435,435
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,559,203
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	2,586,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	369,847
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	1,815,210
2,500,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,025,000
900,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	1,296,000
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,006,875
4,276,000		Peru, Government of, 6.55%, 3/14/2037	4,425,660
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	4,502,740
6,157,000	[2,3]	Russia, Government of, Unsub., Series 144A, 7.50%, 3/31/2030	6,995,891
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	2,979,243
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	6,912,675
4,000,000		United Mexican States, 6.75%, 9/27/2034	4,251,522
9,750,000		Venezuela, Government of, 9.375%, 1/13/2034	6,961,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $69,466,479)	70,955,455
		Investment Fund – 1.0%
10,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,000,000)	1,004,534
		MUTUAL FUNDS – 5.6%;6
202,553		Federated Project and Trade Finance Core Fund	2,011,352
3,935,903	[7]	Prime Value Obligations Fund, Institutional Shares, 0.14%	3,935,903
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,957,751)	5,947,255
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $105,009,315)[8]	104,254,984
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[9]	1,519,213
		TOTAL NET ASSETS — 100%	$105,774,197
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $22,497,241, which represented 21.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2010, these liquid restricted securities amounted to $22,497,241, which represented 21.3% of total net assets.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated companies.
7	7-Day net yield.
2

8	At February 28, 2010, the cost of investments for federal tax purposes was $105,028,823. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $773,839. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,825,889 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,599,728.
9	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

    The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Security:
International	$ —	$50,000	$ —	$50,000
Debt Securities:
Corporate Bonds	—	25,699,240	—	25,699,240
Floating Rate Loan	—	598,500	—	598,500
Governments/Agencies	—	70,955,455	—	70,955,455
Investment Fund	1,004,534	—	—	1,004,534
Mutual Funds	5,947,255	—	—	5,947,255
TOTAL SECURITIES	$6,951,789	$97,303,195	$ —	$104,254,984

  4

  Federated International Leaders Fund

  Portfolio of Investments

  February 28, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 100.0%
		Automobiles & Components – 5.4%
129,282		Bayerische Motoren Werke AG	5,240,856
154,751		Daimler AG	6,459,328
		TOTAL	11,700,184
		Banks – 13.5%
84,553		BNP Paribas SA	6,130,791
297,775		Banco Santander, SA	3,882,897
344,000		DBS Group Holdings Ltd.	3,425,051
458,000		Dah Sing Financial Group	2,325,417
416,125		HSBC Holdings PLC	4,604,861
444,436		HSBC Holdings PLC	4,881,860
176,000		United Overseas Bank Ltd.	2,338,223
211,000		Wing Hang Bank Ltd.	1,783,754
		TOTAL	29,372,854
		Capital Goods – 8.9%
161,500		ABB Ltd.	3,265,441
243,800		Assa Abloy AB, Class B	4,576,923
174,200		Ingersoll-Rand PLC, Class A	5,558,722
121,138		Philips Electronics NV	3,543,213
279,200		Volvo AB, Class B	2,364,644
		TOTAL	19,308,943
		Chemicals – 1.4%
26,900		Potash Corp. of Saskatchewan, Inc.	2,971,374
		Commercial & Professional Services – 6.4%
153,634		Adecco SA	7,638,886
1,130,936		Michael Page International PLC	6,401,214
		TOTAL	14,040,100
		Consumer Durables & Apparel – 4.9%
173,225		Compagnie Financiere Richemont SA, Class A	5,837,430
17,049		Swatch Group AG, Class B	4,742,608
		TOTAL	10,580,038
		Consumer Services – 4.1%
115,764		Accor SA	5,854,642
219,115		InterContinental Hotels Group PLC	3,074,513
		TOTAL	8,929,155
		Diversified Financials – 11.0%
151,237		Credit Suisse Group AG	6,733,297
268,108		Invesco Ltd.	5,254,917
191,220		Janus Capital Group, Inc.	2,390,250
191,238	[1]	Julius Baer Group Ltd.	5,958,502
192,556		Schroders PLC	3,511,296
		TOTAL	23,848,262
		Energy – 4.8%
164,500		Nexen, Inc.	3,713,053
48,500		Tidewater, Inc.	2,161,645
58,741	[1]	Transocean Ltd.	4,688,707
		TOTAL	10,563,405
  1

Shares			Value in U.S. Dollars
		Food, Beverage & Tobacco – 5.5%
278,908		Diageo PLC	4,535,264
116,600		Imperial Tobacco Group PLC	3,638,664
78,148		Nestle SA	3,888,047
		TOTAL	12,061,975
		Health Care Equipment & Services – 1.0%
85,400	[1]	Nobel Biocare Holding AG	2,171,689
		Household & Personal Products – 1.4%
29,100		L'Oreal SA	3,010,646
		Insurance – 3.6%
202,193		AXA	4,079,704
129,414		Sun Life Financial Services of Canada	3,688,299
		TOTAL	7,768,003
		Materials – 7.4%
105,810		Akzo Nobel NV	5,382,969
6,232		Givaudan SA	5,119,440
102,571		ThyssenKrupp AG	3,246,188
58,000		Yara International ASA	2,390,623
		TOTAL	16,139,220
		Media – 6.5%
238,300		Grupo Televisa SA, GDR	4,399,018
309,035		Tf1 — Tv Francaise	4,954,411
516,852		WPP PLC	4,738,686
		TOTAL	14,092,115
		Pharmaceuticals, Biotechnology & Life Sciences – 2.0%
31,700		Bayer AG	2,099,872
13,500		Roche Holding AG	2,255,121
		TOTAL	4,354,993
		Real Estate – 4.4%
518,000		City Developments Ltd.	3,786,824
662,900	[1]	Hang Lung Properties Ltd.	2,546,332
235,086		Sun Hung Kai Properties	3,263,330
		TOTAL	9,596,486
		Retailing – 2.7%
205,269		Signet Jewelers Ltd.	5,913,800
		Software & Services – 2.4%
114,995		SAP AG	5,128,227
		Transportation – 2.7%
109,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	5,865,363
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,857,756)	217,416,832
		MUTUAL FUNDS – 0.1%
277,608	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	277,608
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $192,135,364)[4]	217,694,440
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[5]	(175,680)
		TOTAL NET ASSETS — 100%	$217,518,760
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
  2

4	At February 28, 2010, the cost of investments for federal tax purposes was $192,135,364. The net unrealized appreciation of investments for federal tax purposes was $25,559,076. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,295,998 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,736,922.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

  The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
    The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  3

      The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$4,551,895	$ —	$ —	$4,551,895
International	42,053,253	170,811,684	—	212,864,937
Mutual Fund	277,608	—	—	277,608
TOTAL SECURITIES	$46,882,756	$170,811,684	$ —	$217,694,440
      The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

    4

    Federated International Small-Mid Company Fund

    Portfolio of Investments

    February 28, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 96.3%
		Automobiles & Components – 1.6%
124,202	[1]	Faurecia	2,161,918
152,770		Leoni AG	2,893,273
		TOTAL	5,055,191
		Banks – 1.6%
386,800		Dah Sing Financial Group	1,963,911
47,200		Deutsche Postbank AG	1,459,170
239,668	[1]	Turkiye Halk Bankasi AS	1,513,399
		TOTAL	4,936,480
		Capital Goods – 21.8%
63,157		Andritz AG	3,585,787
182,000		Assa Abloy AB, Class B	3,416,735
3,560,900	[1]	China South Locomotive	2,503,057
454,158		Cobham PLC	1,673,695
387,745		Cookson Group PLC	2,720,723
19,195		Faiveley SA	1,578,802
221,374		GEA Group AG	4,134,408
143,672		Gildemeister AG	1,855,339
82,100		Hochtief AG	5,775,603
46,442	[1]	Hyundai Engineering & Construction Co.	2,395,565
126,247		Imtech NV	3,856,873
101,200		Ingersoll-Rand Plc, Class A	3,229,292
102,000		JGC Corp.	1,915,044
61,260		LG Corp.	3,219,209
149,065		Obrascon Huarte Lain, SA	3,301,984
1,749,000	[1]	PT United Tractors	3,224,138
304,589		Rolls-Royce Group PLC	2,592,126
118,600		SNC-Lavalin Group, Inc.	5,551,274
83,603	[1]	Saft Groupe SA	3,058,231
1,204,000		Sembcorp Marine Ltd.	3,176,406
172,823		Trevi Finanziaria SpA	2,707,693
1,446,200	[1]	Zhuzhou CSR Times Electric Co., Ltd.	2,845,009
		TOTAL	68,316,993
		Commercial & Professional Services – 4.3%
102,543		Adecco SA	5,098,574
256,749		Aggreko PLC	3,817,992
256,712		Capita Group PLC	2,802,496
3,758,000	[1]	China Everbright International Ltd.	1,850,242
		TOTAL	13,569,304
		Consumer Durables & Apparel – 5.3%
47,304		Adidas AG	2,342,744
1,732,422	[1]	Anta Sports Products Ltd.	2,500,948
238,000		Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,969,814
113,100	[1]	Gafisa SA, ADR	3,473,301
379,500	[1]	MRV Engenharia e Participacoes SA	2,750,989
3,434,000		Techtronic Industries Co.	2,628,844
		TOTAL	16,666,640

Shares			Value in U.S. Dollars
		Consumer Services – 1.1%
745,576		PartyGaming PLC	3,449,243
		Diversified Financials – 1.3%
209,300	[1]	CETIP SA	1,678,199
124,550		Invesco Ltd.	2,441,180
		TOTAL	4,119,379
		Energy – 9.0%
432,785		Amec PLC	5,199,645
192,400		Banpu Public Co. Ltd.	3,194,044
187,564	[1]	Dana Petroleum PLC	3,134,589
2,302,000		Ezra Holdings Ltd.	3,666,243
58,050		Fred Olsen Energy ASA	2,041,921
49,916		Fugro NV	2,899,942
65,626		Tecnicas Reunidas SA	3,692,185
244,423	[1]	Wellstream Holdings PLC	1,863,514
465,861		Wood Group (John) PLC	2,554,869
		TOTAL	28,246,952
		Food, Beverage & Tobacco – 1.3%
193,200	[1]	Wimm-Bill-Dann Foods OJSC, ADR	3,956,736
		Health Care Equipment & Services – 6.3%
9,074	[1]	Biomerieux	992,113
366,800	[1]	Diagnosticos da America	3,003,979
28,526	[1]	DiaSorin	954,553
248,800	[1]	Fleury SA	2,752,130
100,523		Getinge AB, Class B	2,317,740
662,099	[1]	Shandong Weigao Group Medical Polymer Co., Ltd.	2,563,661
318,118		Smith & Nephew PLC	3,272,709
21,600		Sonova Holding AG	2,694,164
578,294	[1]	Sorin SpA	1,087,348
		TOTAL	19,638,397
		Household & Personal Products – 1.8%
420,000		Hengan International Group Co. Ltd.	2,887,900
236,400	[1]	Hypermarcas SA	2,821,652
		TOTAL	5,709,552
		Materials – 13.0%
79,700		Agrium, Inc.	5,161,336
116,824		Antofagasta Holdings PLC	1,574,669
496,313		Aquarius Platinum Ltd.	2,750,003
181,023		Fibria Celulose SA, ADR	3,321,772
325,000	[1]	HudBay Minerals, Inc.	4,104,971
216,527	[1]	Kazakhmys PLC	4,430,738
4,118,400	[1]	Lee & Man Paper Manufacturing Ltd.	2,739,268
1,565,168		Nine Dragons Paper Holdings Ltd.	2,279,997
80,100		Sociedad Quimica Y Minera de Chile, ADR	2,927,655
128,200	[1]	Teck Cominco Ltd., Class B	4,715,206
354,900	[1]	Thompson Creek Metals Co., Inc.	4,879,875
47,400		Yara International ASA	1,953,717
		TOTAL	40,839,207
		Media – 2.9%
9,853		Cheil Communications, Inc.	2,573,088
374,406	[1]	Rightmove PLC	3,625,869

Shares			Value in U.S. Dollars
183,069		Tf1 — Tv Francaise	2,934,939
		TOTAL	9,133,896
		Pharmaceuticals, Biotechnology & Life Sciences – 4.0%
54,640	[1]	Actelion Ltd.	2,785,297
647,500	[1]	Genomma Lab Internacional SA	1,984,294
82,000		H. Lundbeck AS	1,448,066
109,414	[1]	Qiagen NV	2,386,874
35,988		Stada Arzneimittel AG	1,249,480
94,900	[1]	Warner Chilcott PLC	2,583,178
		TOTAL	12,437,189
		Real Estate – 1.6%
2,359,000		Ho Bee Investment Ltd.	2,805,260
995,300		Keppel Land Ltd.	2,321,482
		TOTAL	5,126,742
		Retailing – 3.5%
418,092	[1]	ASOS PLC	2,996,526
154,900	[1]	Lojas Renner SA	3,344,602
1,378,500		Parkson Retail Group Ltd.	2,286,074
339,400	[1]	Yoox SpA	2,421,523
		TOTAL	11,048,725
		Semiconductors & Semiconductor Equipment – 4.8%
160,348	[1]	ASM Lithography Holding NV	4,911,242
177,900	[1]	Aixtron AG	5,228,203
46,100		Disco Corp.	2,534,069
140,670	[1]	Hynix Semiconductor, Inc.	2,543,880
		TOTAL	15,217,394
		Software & Services – 5.6%
72,900	[1]	Amdocs Ltd.	2,119,932
234,318	[1]	Autonomy Corp. PLC	5,467,943
43,870		Cap Gemini SA	2,020,064
675,094		Logica PLC	1,229,538
133,465	[1]	NICE-Systems Ltd., ADR	4,105,383
208,481	[1]	Wire Card AG	2,507,605
		TOTAL	17,450,465
		Technology Hardware & Equipment – 3.2%
1,626,230	[1]	Comba Telecom Systems Holdings Ltd.	1,762,923
14,206,500	[1]	Inspur International Ltd.	1,977,691
126,360	[1]	LG Display Co. Ltd.	3,783,817
27,559		Samsung Electro-Mechanics Co.	2,373,759
		TOTAL	9,898,190
		Telecommunication Services – 1.1%
39,900	[1]	Millicom International Cellular SA	3,381,126
		Transportation – 1.2%
1,034,000		China Merchants Holdings International Co. Ltd.	3,718,588
		TOTAL COMMON STOCKS (IDENTIFIED COST $230,654,440)	301,916,389
		EXCHANGE-TRADED FUND – 0.9%
77,157		iShares MSCI Emerging Market Index Fund (IDENTIFIED COST $1,877,029)	3,006,036

Shares			Value in U.S. Dollars
		MUTUAL FUND – 4.3%
13,475,230	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	13,475,230
		TOTAL INVESTMENTS — 101.5% (IDENTIFIED COST $246,006,699)[4]	318,397,655
		OTHER ASSETS AND LIABILITIES - NET — (1.5)%[5]	(4,803,903)
		TOTAL NET ASSETS — 100%	$313,593,752
      At February 28, 2010, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/2/2010	2,058,586 Pound Sterling	$3,142,432	$(3,501)
Contracts Sold:
3/2/2010	312,604 Euro Currency	$425,236	$(422)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(3,923)
      Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.
      Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      Shares of other mutual funds are valued based upon their reported NAVs.
      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of the Directors (the “Directors”).
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Fair Valuation and Significant Events Procedures

    The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

    The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
      The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$2,119,932	$ —	$ —	$2,119,932
International	75,137,946	224,658,511	—	299,796,457
Exchange-Traded Fund	3,006,036	—	—	3,006,036
Mutual Fund	13,475,230	—	—	13,475,230
TOTAL SECURITIES	$93,739,144	$224,658,511	$ —	$318,397,655
OTHER FINANCIAL INSTRUMENTS*	$(3,923)	$ —	$ —	$(3,923)
*	Other financial instruments include foreign exchange contracts.
      The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt

    Item 2.                      Controls and Procedures

    (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

    (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

    Item 3.                                Exhibits

    SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010